Fair Value Measurements - Schedule of Changes in the Fair Value of Level 3 Warrant Liabilities (Details) - Level 3 [Member] - Return of Capital Subscription Shares Liability [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Changes in the Fair Value of Level 3 Warrant Liabilities [Line Items]
Fair value as of beginning balance
Initial measurement on August 11, 2025	164,000
Change in fair value	(16,400)
Fair value as of ending balance	$ 147,600